Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 28, 2018
Entity Registrant Name	WP Trust
Entity Central Index Key	0001645192
Amendment Flag	false
Document Creation Date	Dec. 28, 2018
Document Effective Date	Dec. 28, 2018
Prospectus Date	Dec. 28, 2018
WP Large Cap Income Plus Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	WPLCX